Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014 AUD	Dec. 31, 2013 AUD	Dec. 31, 2012	Dec. 31, 2014 Internal Revenue Service (IRS) [Member] USD ($)	Dec. 31, 2013 Internal Revenue Service (IRS) [Member] USD ($)
Income Taxes [Line Items]
Australian statutory company tax rate to profit/(loss) before income taxes	30.00%	30.00%	30.00%
Accumulated tax losses available for carry forward against future earnings	41,713,681	42,964,339		$ 1,011,321	$ 1,011,321